Capital Stock - Use of Capital and Common Stock Repurchases (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Preferred stock dividends	$ 27	$ 119	$ 257
Purchases of treasury stock (in shares)	0		0
Total cost paid to repurchase treasury stock	0	1,820	0
Member of the Board of Directors
Related Party Transaction [Line Items]
Purchases of treasury stock (in shares)		630,699
Treasury stock, repurchase price per share (in usd per share)		$ 2.89
Total cost paid to repurchase treasury stock		$ 1,820